Leases (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Leases
Schedule of Operating Leases

The following summarizes the right-of-use asset and lease information about the Company’s operating lease as of November 30, 2023:

Period ended November 30	2023
Lease cost
Operating lease cost	$18,697
Amortization of right of use asset	74,848
Total lease cost	93,545

Other information
Cash paid from operating cash flows from operating leases	$0
Right-of-use assets	906,957

Weighted average remaining lease term - operating lease (years)	4.8
Weighted average discount rate - operating lease	9.18%

The following summarizes the right-of-use asset and lease information about the Company’s operating lease as of February 28, 2023:

Year ended February 28	2023
Lease cost
Operating Lease Cost	$12,168
Amortization of right of use asset	7,756
Total lease cost	19,924
Cash paid from operating cash flows from operating leases	$0
Right-of-use assets	1,020,443

Weighted average remaining lease term - operating lease (years)	5.42
Weighted average discount rate - operating lease	9.18%

Schedule of Operating Lease Liability for Non-Cancellable Payments

Future minimum lease payments under the operating lease liability has the following non-cancellable lease payments at November 30, 2023:

Future minimum lease payments under operating leases
Year ended February 28,
2024	$228,801
2025	233,365
2026	238,056
2027	242,874
2028	247,818
Thereafter	105,397
1,296,311
Less: Imputed interest	(282,397)
Operating lease liability	1,013,914
Operating lease liability - Current	260,128
Operating lease liability - Non-current	$753,786

Future minimum lease payments under the operating lease liability has the following non-cancellable lease payments at February 28, 2023:

Future minimum lease payments under operating leases
Year ended February 28,
2024	$228,801
2025	233,365
2026	238,056
2027	242,874
2028	247,818
Thereafter	105,397
1,296,311
Less: Imputed interest	(282,397)
Operating lease liability	1,013,914
Operating lease liability - Current	149,339
Operating lease liability - Non-current	$864,575